LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2) - EUR (€)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 09, 2016	Oct. 18, 2016	Sep. 28, 2016	Jul. 12, 2016	Jun. 01, 2016	May 13, 2016	Apr. 01, 2015	Jan. 20, 2011	Jun. 21, 2010
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans		€ 22,439,000,000	€ 21,480,000,000	€ 19,290,000,000
Interest income recognized on a cash basis		281,000,000	268,000,000	113,000,000
Collateral Dependent Loans Textual Details [Abstract]
Collateral dependent loans		1,155,000,000	664,000,000
Securitized Loans And Covered Bonds [Abstract]
Receivables from Public sector (Titlos Plc-February 2009)		4,512,000,000	4,651,000,000
Mortgages (Spiti Plc-September 2011)		0	1,123,000,000
Auto loans (Autokinito Plc-September 2011)		0	45,000,000
Consumer loans (Agorazo Plc-September 2011)		0	739,000,000
SME loans (Sinepia d.a.c.- August 2016)		485,000,000	0
Total		4,997,000,000	6,558,000,000
Covered Bonds [Abstract]
Mortgages		3,470,000,000	7,339,000,000
of which eligible collateral		3,411,000,000	7,009,000,000
Loans At Fair Value Textual Details [Abstract]
Loans for lease financing		766,000,000	742,000,000
Loans
Specific		0	0
Coefficient		0	0
Homogeneous		20,622,000,000	22,067,000,000
Foreign		2,048,000,000	2,053,000,000
Total loans		22,670,000,000	24,120,000,000
Allowance for loan loses
Specific		0	0
Coefficient		0	0
Homogeneous		4,251,000,000	4,887,000,000
Foreign		101,000,000	124,000,000
Total loans		4,352,000,000	5,011,000,000
Loans
Specific		5,465,000,000	5,682,000,000
Coefficient		15,914,000,000	16,350,000,000
Homogeneous		3,284,000,000	3,476,000,000
Foreign		2,542,000,000	2,678,000,000
Total loans		27,205,000,000	28,186,000,000
Allowance for loan loses
Specific		3,373,000,000	3,708,000,000
Coefficient		609,000,000	740,000,000
Homogeneous		1,680,000,000	1,464,000,000
Foreign		387,000,000	375,000,000
Total loans		6,049,000,000	6,287,000,000
Loans
Total loans specific allowance		5,465,000,000	5,682,000,000
Total loans coefficient allowance		15,914,000,000	16,350,000,000
Total loans homogeneous allowance		23,906,000,000	25,543,000,000
Total loans foreign		4,590,000,000	4,731,000,000
Total		49,875,000,000	52,306,000,000
Allowance for loan loses
Total specific allowance		3,373,000,000	3,708,000,000
Total coefficient allowance		609,000,000	740,000,000
Total homogeneous allowance		5,931,000,000	6,351,000,000
Total foreign		488,000,000	499,000,000
Total Allowance For Loan Losses		10,401,000,000	11,298,000,000
Covered Bonds Parentheticals [Abstract]
Issuance of covered bonds Program II													€ 15,000,000,000
Repurchase and cancellation of covered bonds												€ 10,000,000,000
Partial cancellation of covered bonds Series I									€ 825,000,000	€ 50,000,000
Partial cancellation of covered bonds Series II									875,000,000		€ 300,000,000
Partial cancellation of covered bonds Series IV							€ 850,000,000				€ 200,000,000
Partial Cancellation Of Covered Bonds Series Iii							€ 200,000,000		€ 500,000,000
Securitized Loans Parentheticals [Abstract]
Sinepia D.a.c Partial Redemption Class A1						€ 27,000,000
Sinepia D.a.c Partial Redemption Class A2						6,000,000
Sinepia D.a.c Partial Redemption Class A3						9,000,000
Sinepia D.a.c Partial Redemption Class A4						€ 16,000,000
Sinepia D.a.c Outstanding Amounts Class A1		123,000,000
Sinepia D.a.c Outstanding Amounts Class A2		29,000,000
Sinepia D.a.c Outstanding Amounts Class A3		41,000,000
Sinepia D.a.c Outstanding Amounts Class A4		73,000,000
Sinepia D.a.c Outstanding Amounts Class M		259,000,000
Sinepia D.a.c Outstanding Amounts Class Z		65,000,000
Outstanding balance of Titlos Plc		€ 4,293,000,000
Troubled Debt Restructurings Textual Detail [Abstract]
Minimum payment of the installment due for the first years of the forbearance		10.00%
Maximum payment of the installment due for the first years of the forbearance		70.00%
Maximum period of interest only payment of the forbearance		24 months
Maximum period of interest only payment of the forbearance for SBL customers		24 months
Maximum period of extension of the maturity of a loan of the forbearance for SBL customers		20 years
Greek
Allowance for loan losses at year end		€ 9,913,000,000	10,799,000,000
of which:
for impaired loans		9,722,000,000	10,571,000,000
for non-impaired loans		191,000,000	228,000,000
Impaired loans		21,416,000,000	22,356,000,000
Non-impaired loans		23,869,000,000	25,218,000,000
Foreign
Allowance for loan losses at year end		488,000,000	499,000,000
of which:
for impaired loans		473,000,000	497,000,000
for non-impaired loans		15,000,000	2,000,000
Impaired loans		1,256,000,000	1,400,000,000
Non-impaired loans		3,334,000,000	3,331,000,000
Impaired Financing Receivable Policy [Line Items]
Average recorded investment in impaired loans		22,439,000,000	21,480,000,000	19,290,000,000
Interest income recognized on a cash basis		281,000,000	268,000,000	€ 113,000,000
Securitized Loans Textuals Details [Abstract]
Amount the Bank raised for medium term funding								€ 235,000,000
Amount of Partial sale of class A4 notes to European Investment Bank (EIB)					€ 65,000,000
Amount of Class A4 notes held by NBG		8,000,000
Amount of Class A4 notes held by NBG and are placed with European Investment Bank (EIB)		€ 65,000,000
Titlos Plc
Securitized Loans [Line Items]
Interest rate	[1]	Paid semi-annually at a rate of six-month Euribor plus 50 bps
Nominal amount	[1]	€ 5,100,000,000
Issue Date	[1]	February 26, 2009
Maturity Date	[1]	September 2039
Description	[1]	Variable Rate Asset Backed Notes
Type Of Collateral	[1]	Receivables from Public sector
Program Ii First Series [Member]
Securitized Loans [Line Items]
Issue date	[2],[3]	Jun. 24, 2010
Interest payment period	[2],[3]	Paid quarterly at rate of three month Euribor plus a margin of 250 bps
Nominal amount	[2],[3]	€ 25,000,000
Maturity Date	[2],[3]	June 2021
Type Of Collateral	[2],[3]	Residential mortgages
Program Ii Second Series [Member]
Securitized Loans [Line Items]
Issue date	[2],[3]	Jun. 24, 2010
Interest payment period	[2],[3]	Paid quarterly at rate of three month Euribor plus a margin of 240 bps
Nominal amount	[2],[3]	€ 25,000,000
Maturity Date	[2],[3]	June 2020
Type Of Collateral	[2],[3]	Residential mortgages
Program Ii Third Series [Member]
Securitized Loans [Line Items]
Issue date	[2],[3]	Jun. 24, 2010
Interest payment period	[2],[3]	Paid quarterly at rate of three month Euribor plus a margin of 230 bps
Nominal amount	[2],[3]	€ 650,000,000
Maturity Date	[2],[3]	June 2019
Type Of Collateral	[2],[3]	Residential mortgages
Program Ii Sixth Series [Member]
Securitized Loans [Line Items]
Issue date	[2]	Oct. 05, 2016
Interest payment period	[2]	Paid quarterly at rate of three month Euribor plus a margin of 337.5 bps
Nominal amount	[2]	€ 1,500,000,000
Maturity Date	[2]	October 2017
Type Of Collateral	[2]	Residential mortgages
Sinepia d.a.c. Asset Backed Variable Rate Notes - Class A1
Securitized Loans [Line Items]
Interest rate	[4]	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Nominal amount	[4]	€ 150,000,000
Issue Date	[4]	August 8, 2016
Maturity Date	[4]	July 2035
Description	[4]	Asset Backed Variable Rate Notes—Class A1
Type Of Collateral	[4]	SME loans
Sinepia d.a.c. Asset Backed Variable Rate Notes - Class A2
Securitized Loans [Line Items]
Interest rate	[4]	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Nominal amount	[4]	€ 35,000,000
Issue Date	[4]	August 8, 2016
Maturity Date	[4]	July 2035
Description	[4]	Asset Backed Variable Rate Notes—Class A2
Type Of Collateral	[4]	SME loans
Sinepia d.a.c. Asset Backed Variable Rate Notes - Class A3
Securitized Loans [Line Items]
Interest rate	[4]	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Nominal amount	[4]	€ 50,000,000
Issue Date	[4]	August 8, 2016
Maturity Date	[4]	July 2035
Description	[4]	Asset Backed Variable Rate Notes—Class A3
Type Of Collateral	[4]	SME loans
Sinepia d.a.c. Asset Backed Variable Rate Notes - Class A4
Securitized Loans [Line Items]
Interest rate	[4],[5]	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Nominal amount	[4],[5]	€ 89,000,000
Issue Date	[4],[5]	August 8, 2016
Maturity Date	[4],[5]	July 2035
Description	[4],[5]	Asset Backed Variable Rate Notes—Class A4
Type Of Collateral	[4],[5]	SME loans
Sinepia d.a.c. Asset Backed Variable Rate Notes - Class M
Securitized Loans [Line Items]
Interest rate	[4],[5]	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Nominal amount	[4],[5]	€ 259,000,000
Issue Date	[4],[5]	August 8, 2016
Maturity Date	[4],[5]	July 2035
Description	[4],[5]	Asset Backed Variable Rate Notes—Class M
Type Of Collateral	[4],[5]	SME loans
Sinepia d.a.c. Asset Backed Variable Rate Notes - Class Z
Securitized Loans [Line Items]
Interest rate	[4],[5]	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Nominal amount	[4],[5]	€ 65,000,000
Issue Date	[4],[5]	August 8, 2016
Maturity Date	[4],[5]	July 2035
Description	[4],[5]	Asset Backed Variable Rate Notes—Class Z
Type Of Collateral	[4],[5]	SME loans
Program II | Series 1
Covered Bonds Of Program [Line Items]
Issue Date		June 24, 2010
Cancellation Date		May 13, 2016
Original Nominal Amount in EUR		€ 1,500,000,000
Cancelled Amount in EUR		€ 50,000,000
Program II | Series 2
Covered Bonds Of Program [Line Items]
Issue Date		June 24, 2010
Cancellation Date		June 1, 2016
Original Nominal Amount in EUR		€ 1,500,000,000
Cancelled Amount in EUR		€ 875,000,000
Program II | Series 3
Covered Bonds Of Program [Line Items]
Issue Date		June 24, 2010
Cancellation Date		June 1, 2016
Original Nominal Amount in EUR		€ 1,500,000,000
Cancelled Amount in EUR		€ 500,000,000
Program II | Series 4
Covered Bonds Of Program [Line Items]
Issue Date		November 30, 2010
Cancellation Date		September 28, 2016
Original Nominal Amount in EUR		€ 1,500,000,000
Cancelled Amount in EUR		€ 850,000,000
Program II | Series 1 with later cancelation date
Covered Bonds Of Program [Line Items]
Issue Date		June 24, 2010
Cancellation Date		June 1, 2016
Original Nominal Amount in EUR		€ 1,500,000,000
Cancelled Amount in EUR		€ 825,000,000
Program II | Series 3 with later cancelation date
Covered Bonds Of Program [Line Items]
Issue Date		June 24, 2010
Cancellation Date		September 28, 2016
Original Nominal Amount in EUR		€ 1,500,000,000
Cancelled Amount in EUR		200,000,000
Portfolio Segment Commercial [Member]
Greek
Allowance for loan losses at year end		5,662,000,000	5,912,000,000
of which:
for impaired loans		5,512,000,000	5,785,000,000
for non-impaired loans		150,000,000	127,000,000
Impaired loans		9,374,000,000	9,572,000,000
Non-impaired loans		15,289,000,000	15,935,000,000
Foreign
Allowance for loan losses at year end		387,000,000	375,000,000
of which:
for impaired loans		380,000,000	375,000,000
for non-impaired loans		7,000,000	0
Impaired loans		926,000,000	1,047,000,000
Non-impaired loans		1,616,000,000	1,631,000,000
Portfolio Segment Consumer [Member]
Greek
Allowance for loan losses at year end		4,251,000,000	4,887,000,000
of which:
for impaired loans		4,210,000,000	4,786,000,000
for non-impaired loans		41,000,000	101,000,000
Impaired loans		12,042,000,000	12,784,000,000
Non-impaired loans		8,580,000,000	9,283,000,000
Foreign
Allowance for loan losses at year end		101,000,000	124,000,000
of which:
for impaired loans		93,000,000	122,000,000
for non-impaired loans		8,000,000	2,000,000
Impaired loans		330,000,000	353,000,000
Non-impaired loans		€ 1,718,000,000	€ 1,700,000,000

[1]	The Bank retains the option to call the notes on any re novation date or on any optional redemption date and issue new notes or sell them to investors. The outstanding balance of Titlos Plc as at December 31, 2016 is EUR 4,293 million and has been rated Caa3 by Moody’s.
[2]	EUR 15 billion Covered Bond Program II (“Program II”) established on June 21, 2010. Program II is rated Caa2 by Moody’s and B- by Fitch.
[3]	On May 13, 2016, the Bank proceeded with the partial cancellation of EUR 50 million from Series 1 and on June 1, 2016 the Bank proceeded with the partial cancellation of EUR 825 million from Series 1, EUR 875 million from Series 2 and EUR 500 million from Series 3. Finally, on September 28, 2016 the Bank proceeded with the partial cancellation of EUR 200 million from Series 3 and EUR 850 million from Series 4 .
[4]	On October 18, 2016, Sinepia D.A.C. proceeded with the partial redemption of class A1, A2, A3 and A4 notes of EUR 27 million, EUR 6 million, EUR 9 million and EUR 16 million respectively. The outstanding amounts of Sinepia d.a.c. Class A1, A2, A3, A4, M and Z notes as at December 31, 2016 is EUR 123 million, EUR 29 million, EUR 41 million, EUR 73 million, EUR 259 million and EUR 65 million respectively.
[5]	The Bank retains the option to call the notes on any interest payment date after the fourth Interest Payment Date, or place them with investors.